Property and Equipment	12 Months Ended
Dec. 31, 2011
Property and Equipment [Abstract]
Property and Equipment
(6)	Property and Equipment

Property and equipment consisted of the following (in thousands):

	December 31,
	2010	2011
Office and warehouse equipment	$356	$323
Computer equipment	1,246	985
Furniture and fixtures	524	524
Laboratory equipment	7,762	4,913
Leasehold improvements	21,434	6,898
	31,322	13,643
Less accumulated depreciation	(19,830)	(12,622)
	$11,492	$1,021

During the year ended December 31, 2011, the Company recorded a non-cash property and equipment impairment charge of $7.4 million in connection with the restructuring plan described in Note 9.  Under the restructuring plan, the Company eliminated plans to use its facility in East Norriton, Pennsylvania as a manufacturing center and centralized its research and development operations in its leased facility in Winston-Salem, North Carolina.  The aggregate acquisition value of the impaired assets, most of which were leasehold improvements, was reduced by $17.6 million and the related accumulated depreciation was reduced by $10.2 million as there was no future realizable value related to these assets.